Cash and Cash Equivalents - Summary of detailed about cash and cash equivalents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Escrow account	S/ 471,339	S/ 507,982
Reserve funds issued bonds [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	153,075	199,192
Real estate projects [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	35,273	31,794
Engineering and construction projects [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	233,955	192,069
Infrastructure projects [member]
Disclosure of cash and cash equivalents [line items]
Escrow account	S/ 49,036	S/ 84,927